FAIR VALUE INFORMATION	12 Months Ended
Dec. 31, 2021
FAIR VALUE INFORMATION
FAIR VALUE INFORMATION

NOTE 27 — FAIR VALUE INFORMATION

Fair value hierarchy

The table below analyses assets and liabilities carried at fair value. The different levels are defined as follows:

Level 1: Quoted unadjusted prices in active markets for identical assets or liabilities that the Company can access at measurement date.

Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of December 31, 2021 and 2020, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$1,784,938	$—	$—	$1,784,938
Accounts receivable	—	1,018,003	—	1,018,003
Other Receivable			66,000
Due from related parties	—	44,245	—	44,245
Financial assets at fair value through profit or loss
Investments at fair value	—	—	29,069	29,069
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	1,078,381	—	1,078,381
Derivative liability	—	250,000	—	250,000
Loans payable	—	151,273	—	151,273
Loans payable, related parties	—	425,551	—	425,551
Lease liabilities	—	1,330,860	—	1,330,860
Convertible debt obligations, net	—	1,274,010	—	1,274,010

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at amortized cost
Cash	$2,273,151	$—	—	$2,273,151
Accounts receivable	—	948,341	—	948,341
Due from related parties	—	53,851	—	53,851
Financial assets at fair value through profit or loss
Investments at fair value	—	—	29,076	29,076
FINANCIAL LIABILITIES
Financial liabilities at amortized cost
Accounts payable	—	821,820	—	821,820
Derivative liability	—	250,000	—	250,000
Loans payable	—	223,240	—	223,240
Loans payable, related parties	—	589,502	—	589,502
Lease liabilities	—	1,853,064	—	1,853,064
Convertible debt obligations, net	—	1,531,639	—	1,531,639